Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Cash flows from operating activities:
Net income	$ 210,380	$ 187,917
Adjustments to reconcile net income to net cash provided by operating activities:
Loss on disposal of property, plant and equipment	185	27
Depreciation expense	31,748	31,374
Amortization of intangibles	13,375	12,746
Amortization of government grants	(33)	(33)
Interest on short term investments	(887)	(498)
Realised gain on sale of short term investments		(39)
Stock compensation expense	26,961	31,135
Amortization of gain on interest rate hedge	(696)	(693)
Amortization of financing costs	408	422
Deferred taxes	1,579	(404)
Changes in assets and liabilities:
Decrease in accounts receivable	90,205	17,825
Increase in unbilled revenue	(47,707)	(18,373)
Increase in other receivables	(5,560)	(11,876)
Increase in prepayments and other current assets	(2,169)	(1,395)
Increase in other non-current assets	(1,219)	(1,857)
Decrease in payments on account	(40,389)	(67,868)
Increase/(decrease) in other current liabilities	2,449	(54,826)
(Decrease)/increase in other non-current liabilities	(3,682)	4,118
Increase in income taxes payable	792	4,163
Increase/(decrease) in accounts payable	1,444	(2,826)
Net cash provided by operating activities	277,184	129,039
Cash flows from investing activities:
Purchase of property, plant and equipment	(23,690)	(29,345)
Purchase of subsidiary undertakings	(144,131)	(54,009)
Cash acquired with subsidiary undertaking	18,634	1,842
Purchase of short term investments	(36,451)	(19,047)
Sale of short term investments	22,728	21,484
Net cash used in investing activities	(162,910)	(79,075)
Cash flows from financing activities:
Proceeds from exercise of equity compensation	7,825	7,243
Share issue costs	(13)	(16)
Excess tax benefit on exercise of equity compensation		5,381
Repurchase of ordinary shares	(108,106)
Share repurchase costs	(86)
Drawdown of bank credit lines and loan facilities		73,000
Repayment of bank credit lines and loan facilities		(20,000)
Net cash provided by financing activities	(100,380)	65,608
Effect of exchange rate movements on cash	3,370	(175)
Net increase in cash and cash equivalents	17,264	115,397
Cash and cash equivalents at beginning of period	192,541	103,911
Cash and cash equivalents at end of period	$ 209,805	$ 219,308